Income Taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax asset
Net operation loss carryforwards	$ 8,232,796	$ 7,424,074
Total deferred income tax asset	8,232,796	7,424,074
Less: valuation allowance	(8,232,796)	(7,424,074)
Total deferred income tax asset